Borrowings - Summary of Breakdown of Borrowings (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 27, 2024	Dec. 20, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 512,014				€ 350,722
Euribor floored rate	0.00%
Renewed facility
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 364,577				350,722
Interest rate	3.90%
Renewed facility | Forecast | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		0.20%
Renewed facility | Borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate	3.90%
Convertible instruments
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 147,437		€ 150,000		€ 0
Interest rate			15.00%	15.00%
Convertible instruments | Borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate	15.00%